CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Unaudited) (USD $)	Preferred Stock A	Common Stock	Additional Paid - in Capital	Accumulated Other Comprehensive Income	Accumulated (Deficit)	Non-Contolling Interest	Comprehensive Income	Total
Balance at Dec. 31, 2009	$ 144,000	$ 3,872	$ 27,169,689		$ (26,264,838)			$ 1,052,723
Balance (in shares) at Dec. 31, 2009	720,000	3,871,903
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrants issued in conjuction with draw on line of credit			533,904					533,904
Adjustment for rounding in reverse stock split (shares)		157
Shares issued for interest at $2.00 per share		361	722,639					723,000
Shares issued for interest at $2.00 per share (shares)		361,500
Shares issued for interest at $4.00 per share		438	1,749,563					1,750,000
Shares issued for interest at $4.00 per share (shares)		437,500
Shares issued for acquisition of Canadian Communications, LLC		270	1,214,730					1,215,000
Shares issued for acquisition of Canadian Communications, LLC (shares)		270,000
Minority interest						66,119		66,119
Cashless option exercises		18	(18)
Cashless option exercises (shares)		17,853
Warrants issued at $2.00 per share			533,904					533,904
Warrants issued at $4.50 per share			106,671					106,671
Stock based compensation			175,200					175,200
Comprehensive income (loss):
Net loss					(1,268,898)	(106)		(1,268,898)
Balance at Dec. 31, 2010	144,000	4,959	31,672,378		(27,533,736)	66,013		4,353,614
Balance (in shares) at Dec. 31, 2010	720,000	4,958,913
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrants issued in conjuction with draw on line of credit			826,060					826,060
Warrants issued at $2.00 per share			826,060					826,060
Exercise of Warrants at $2.00 per share		63	124,937					125,000
Exercise of Warrants at $2.00 per share (shares)		62,500
Shares Issued for compensation at $2.00 per share		30	59,970					60,000
Shares Issued for compensation at $2.00 per share (shares)		30,000
Shares issued for compensation at $1.80 per share		62	111,552					111,614
Shares issued for compensation at $1.80 per share (shares)		62,010
Shares issued for compensation at $2.75 per share		5	14,995					15,000
Shares issued for compensation at $2.75 per share (shares)		5,454
Accumulated Other Comprehensive Income				(8,802)				(8,802)
Share-based compensation - amortization of deferred compensation			292,620					292,620
Comprehensive income (loss):
Net loss					(2,652,189)	(2,206)		(2,652,189)
Balance at Dec. 31, 2011	144,000	5,119	33,102,512	(8,802)	(30,185,925)	63,807		3,120,711
Balance (in shares) at Dec. 31, 2011	720,000	5,118,877
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrants issued in conjuction with draw on line of credit			350,167					350,167
Shares issued at $2.50 per share, net of costs		1,280	2,992,031					2,993,311
Shares issued at $2.50 per share, net of costs (in shares)		1,280,000
Cashless option exercises		3	(3)
Cashless option exercises (shares)		3,259
Warrants issued at $2.00 per share			350,167					350,167
Stock based compensation			238,346					238,346
Comprehensive income (loss):
Net loss					(2,836,865)	3,060	(2,833,805)	(2,836,865)
Other comprehensive income (loss):
Translation gain (loss)				(7,391)			(7,391)	(7,391)
Total other comprehensive income (loss)							(7,391)	(7,391)
Comprehensive income (loss)							(2,841,196)	(2,841,196)
Balance at Jun. 30, 2012	$ 144,000	$ 6,402	$ 36,683,053	$ (16,193)	$ (33,022,790)	$ 66,867		$ 3,861,339
Balance (in shares) at Jun. 30, 2012	720,000	6,402,136